UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22147

PowerShares India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of principal executive offices)(Zip code)

Andrew Schlossberg

President

301 West Roosevelt Road

Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, is as follows:

PowerShares India Exchange-Traded Fund Trust

2013 Semi-Annual Report to Shareholders

April 30, 2013

PowerShares India Portfolio (PIN)

Table of Contents

Fees and Expenses	2

Consolidated Schedule of Investments	3

Consolidated Statement of Assets and Liabilities	5

Consolidated Statement of Operations	6

Consolidated Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Consolidated Financial Statements	9

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement	17

Fees and Expenses

As a shareholder of the PowerShares India Portfolio (the “Portfolio”), a series of the PowerShares India Exchange-Traded Fund Trust (the “Trust”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2013.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Portfolio actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2012	April 30, 2013	Six-Month Period	Six-Month Period (1)
Actual	$1,000.00	$1,043.40	0.79%	$4.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended April 30, 2013. Expenses are calculated by multiplying the Portfolio’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365 (to reflect the one-half year period).

2

Portfolio Composition

PowerShares India Portfolio (PIN)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2013
(Unaudited)

Energy	25.4
Financial Services	18.5
Information Technology	15.5
Consumer Staples	9.1
Health Care	7.3
Materials	6.6
Utilities	5.4
Telecommunication Services	5.2
Industrials	3.7
Consumer Discretionary	3.3
Time Deposit	0.0
Other	(0.0)

Consolidated Schedule of Investments

PowerShares India Portfolio (PIN)

April 30, 2013

(Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	India—100.0%
	Consumer Discretionary—3.3%
20,164	Bosch, Ltd.	$3,332,418
353,681	Mahindra & Mahindra, Ltd.	6,069,339
586,374	Tata Motors, Ltd.	3,227,672
		12,629,429
	Consumer Staples—9.1%
2,322,012	Hindustan Unilever, Ltd.	25,141,595
1,027,660	ITC, Ltd.	6,273,971
42,274	Nestlé India, Ltd.	3,911,384
		35,326,950
	Energy—25.4%
340,930	Bharat Petroleum Corp., Ltd.	2,623,878
539,813	Cairn India, Ltd.	3,131,439
1,107,448	Coal India, Ltd.	6,569,789
1,887,136	Indian Oil Corp., Ltd.	10,504,041
5,758,523	Oil & Natural Gas Corp., Ltd.	34,975,175
503,664	Oil India, Ltd.	5,143,542
2,406,547	Reliance Industries, Ltd.	35,251,832
		98,199,696
	Financial Services—18.5%
210,403	Axis Bank, Ltd.	5,838,638
468,144	DLF, Ltd.	2,074,829
1,290,469	HDFC Bank, Ltd.	16,356,776
1,570,902	Housing Development Finance Corp.	24,745,718
472,852	ICICI Bank, Ltd.	10,240,617
1,170,998	Infrastructure Development Finance
	Co., Ltd.	3,330,649

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
598,060	Power Finance Corp., Ltd.	$2,165,631
161,051	State Bank of India	6,776,411
		71,529,269

	Health Care—7.3%
153,731	Apollo Hospitals Enterprise, Ltd.	2,380,388
504,561	Cipla, Ltd.	3,799,081
141,427	Dr. Reddy’s Laboratories, Ltd.	5,331,826
297,195	Ranbaxy Laboratories, Ltd. (a)	2,495,918
623,481	Sun Pharmaceutical Industries, Ltd.	11,006,215
86,233	Wockhardt, Ltd. (a)	3,055,478
		28,068,906
	Industrials—3.7%
962,950	Adani Ports & Special Economic Zone	2,599,875
712,218	Bharat Heavy Electricals, Ltd.	2,551,676
1,913,876	Jaiprakash Associates, Ltd.	2,679,748
132,384	Larsen & Toubro, Ltd.	3,721,577
270,682	Seimens, Ltd.	2,746,616
		14,299,492
	Information Technology—15.5%
776,645	Infosys, Ltd.	32,315,161
51,659	Oracle Financial Sevices Software, Ltd. (a)	2,523,514
557,855	Tata Consultancy Services, Ltd.	14,277,272
1,662,918	Wipro, Ltd.	10,822,269
		59,938,216

See Notes to Consolidated Financial Statements.

3

Consolidated Schedule of Investments (Continued)

PowerShares India Portfolio (PIN)

April 30, 2013

(Unaudited)

Number
of Shares		Value
	Common Stocks (Continued)
	India (Continued)
	Materials—6.6%
36,114	Asian Paints, Ltd.	$3,139,160
3,532,382	Hindustan Zinc, Ltd.	7,822,516
582,931	Jindal Steel & Power, Ltd.	3,296,727
252,158	JSW Steel, Ltd.	3,291,189
2,506,571	NMDC, Ltd.	5,854,290
1,734,481	Steel Authority of India, Ltd.	1,987,390
		25,391,272
	Telecommunication Services—5.2%
2,260,020	Bharti Airtel, Ltd.	13,381,176
906,886	Bharti Infratel, Ltd. (a)	2,997,621
2,083,897	Reliance Communications, Ltd.	3,756,618
		20,135,415
	Utilities—5.4%
6,071,352	NHPC, Ltd.	2,444,836
3,722,307	NTPC, Ltd.	10,882,741
1,451,379	Power Grid Corp. of India, Ltd.	3,024,375
329,074	Reliance Infrastructure, Ltd.	2,295,717
1,766,526	Reliance Power, Ltd. (a)	2,342,802
		20,990,471
	Total Common Stocks
	(Cost $303,514,433)	386,509,116
Principal
	Short-Term Instruments—0.0%
	Time Deposit—0.0%
$158,277	Citibank
	0.03%, 5/01/13 (Cost $158,277)	158,277
	Total Investments—100.0%
	(Cost $303,672,710)	386,667,393
	Liabilities in excess of
	other assets—(0.0)%	(53,563)
	Net Assets—100.0%	$386,613,830

Footnotes to the Consolidated Schedule of Investments:

(a)	Non-income producing security.

See Notes to Consolidated Financial Statements.

4

Consolidated Statement of Assets and Liabilities

PowerShares India Portfolio (PIN)

April 30, 2013
(Unaudited)

ASSETS:
Investments, at value	$386,667,393
Foreign currencies, at value	99,226
Receivables:
Fund shares sold	71,222
Total Assets	386,837,841
LIABILITIES:
Accrued unitary management fee	224,011
Total Liabilities	224,011
NET ASSETS	$386,613,830

NET ASSETS CONSIST OF:
Shares of beneficial interest	$418,835,737
Accumulated net investment income (loss)	(1,333,831)
Undistributed net realized gain (loss)	(113,883,707)
Net unrealized appreciation	82,995,631
Net Assets	$386,613,830

Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	20,750,000
Net asset value	$18.63

Market price	$18.91

Investments, at cost	$303,672,710

Foreign currencies, at cost	$98,278

See Notes to Consolidated Financial Statements.

5

Consolidated Statements of Operations

PowerShares India Portfolio (PIN)

For the Six Months Ended April 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,516,231
Interest income	350
Total Income	2,516,581
EXPENSES:
Unitary management fee	1,494,213
Tax expense	15,221
Total Expenses	1,509,434
Net Investment Income	1,007,147
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment securities	8,976,616
Foreign currencies	(692,412)
Net realized gain	8,284,204
Net change in unrealized appreciation from:
Investment securities	11,136,930
Foreign currencies	797
Net change in unrealized appreciation	11,137,727
Net realized and unrealized gain	19,421,931
Net increase in net assets resulting from operations	$20,429,078

See Notes to Consolidated Financial Statements.

6

Consolidated Statements of Changes in Net Assets

PowerShares India Portfolio (PIN)

	For the Six
	Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
OPERATIONS:
Net investment income	$1,007,147	$2,827,663
Net realized gain (loss)	8,284,204	(56,479,680)
Net change in unrealized appreciation	11,137,727	8,382,258
Net increase (decrease) in net assets resulting from operations	20,429,078	(45,269,759)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,950,124)	(2,668,366)
Total distributions to shareholders	(1,950,124)	(2,668,366)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	237,573,995	356,708,668
Value of shares repurchased	(241,874,287)	(340,855,319)
Transaction fees	1,037,603	1,766,704
Net increase (decrease) in net assets resulting from shares transactions	(3,262,689)	17,620,053
Increase (Decrease) in Net Assets	15,216,265	(30,318,072)
NET ASSETS:
Beginning of period	371,397,565	401,715,637
End of period	$386,613,830	$371,397,565
Accumulated net investment income (loss) at end of period	$(1,333,831)	$(390,854)

CHANGES IN SHARES OUTSTANDING:
Shares sold	13,100,000	20,200,000
Shares repurchased	(13,050,000)	(19,550,000)
Shares outstanding, beginning of period	20,700,000	20,050,000
Shares outstanding, end of period	20,750,000	20,700,000

See Notes to Consolidated Financial Statements.

7

Consolidated Financial Highlights

PowerShares India Portfolio (PIN)

	For the					For the Period
	Six Months Ended					March 4, 2008(a)
	April 30, 2013	For the Year Ended October 31,				Through
	(Unaudited)	2012	2011	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$17.94	$20.04	$25.32	$19.72	$12.18	$25.00
Net investment income(b)	0.05	0.14	0.14	0.13	0.12	0.12
Net realized and unrealized gain (loss)	0.68	(2.20)	(5.31)	5.51	7.39	(13.01)
Total from investment operations	0.73	(2.06)	(5.17)	5.64	7.51	(12.89)
Distributions to shareholders from:
Net investment income	(0.09)	(0.13)	(0.15)	(0.12)	(0.07)	(0.09)
Return of capital	—	—	(0.04)	—	—	0.00	(c)
Total distributions	(0.09)	(0.13)	(0.19)	(0.12)	(0.07)	(0.09)
Transaction fees(b)	0.05	0.09	0.08	0.08	0.10	0.16
Net asset value at end of period	$18.63	$17.94	$20.04	$25.32	$19.72	$12.18
Market price at end of period(d)	$18.91	$17.85	$19.86	$25.40	$19.31	$12.24
NET ASSET VALUE, TOTAL RETURN(e)	4.35%	(9.84)%	(20.24)%	29.09%	62.56%	(51.04)%
MARKET PRICE, TOTAL RETURN(e)	6.33%	(9.39)%	(21.21)%	32.25%	58.40%	(50.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$386,614	$371,398	$401,716	$548,154	$257,327	$48,765
Ratio to average net assets of:
Expenses	0.79%	0.81%	0.79%	0.78%	0.78%	0.78	%(f)
Net investment income	0.53%	0.78%	0.62%	0.60%	0.69%	0.98	%(f)
Portfolio turnover rate(g)	78%	134%	82%	40%	32%	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized. The net asset value total return from Fund Inception (March 5, 2008 first day of trading on the Exchange) to October 31, 2008 was (51.02)%. The market price total return from Fund Inception to October 31, 2008 was (51.87)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See Notes to Consolidated Financial Statements.

8

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one portfolio, the PowerShares India Portfolio (PIN), an exchange-traded index fund (the “Portfolio”). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the “Subsidiary”). The Subsidiary invests at least 90% of its total assets in securities that comprise the Indus India Index (or “Underlying Index”), American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the “Adviser”) serves as the investment adviser to both the Portfolio and the Subsidiary (collectively the “Fund”). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India. To obtain benefits under the treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Portfolio’s shares (“Shares”) are listed on NYSE Arca, Inc. The market price of the Fund’s shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed generally for cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Underlying Index.

Note 2. Significant Accounting Policies

The financial statements are prepared on a consolidated basis in conformity with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuations

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

9

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

Investment in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligation are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and

10

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest, through the Subsidiary, a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Equity Risk. Equity risk is the risk that the value of the securities the Subsidiary holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Subsidiary holds participate or factors relating to specific companies in which the Subsidiary invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Subsidiary holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Subsidiary holds. In addition, securities in the Subsidiary’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Currency Risk. The Fund, through the Subsidiary, invests in Indian rupee-denominated equity securities of Indian issuers. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the rupee depreciates against the U.S. dollar, even if the value of the Subsidiary’s holdings, measured in rupees, increases.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investment in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented at times, due to the limits on foreign ownership imposed by the Reserve Bank of India.

Regulatory Risk. The Adviser is a qualified foreign institutional investor (“FII”) with the Securities and Exchange Board of India (“SEBI”), and the Subsidiary is registered as a sub-account with the SEBI in order to obtain certain benefits relating to the Fund’s ability to make and dispose of investments. There can be no assurances that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make investments in India.

The Subsidiary’s investments will be made in accordance with investment restrictions prescribed under the FII regulation. If new policy announcements or regulations in India are made which require retrospective changes in the structure or operations of the Fund, these may adversely impact the performance of the Fund.

11

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

C. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates as of the close of the London world markets on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on investment securities sold.

D. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Subsidiary shall endeavor: (i) comply with the requirements of the tax treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius, and therefore the Fund’s management believes that the Subsidiary shall be eligible to obtain the benefits of the treaty. As a result, after considering the benefit of the tax treaty, with respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian debt securities at rates that may vary from 10% to 42%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective rate of tax of 3% of its net dividend and interest income and is not expected to be subject to taxes on capital gains. There is no assurance that the terms of the treaty will not be subject to re-negotiation or a different interpretation of the treaty in the future or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing favorable tax treatment. Any change in the provisions of this treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investment.

12

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

On May 28, 2012, the Government of India enacted certain legislative amendments to its existing income tax laws effective April 1, 2012. The implementation of a general anti-avoidance rule, which empowers the Indian Revenue Authorities to disregard structures that lack commercial substance, has been deferred until the tax year 2015-16. These new rules, if applied by the Indian Revenue Authorities to the Fund, could affect benefits received under the treaty. Additionally, the rule includes provisions that impose Indian tax on certain transfers of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

E. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

F. Expenses

The Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses (including acquired fund fees and expenses, if any).

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. The Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

The Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.78% of its average daily net assets, and the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units of the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

13

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use with the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby Brown Brothers Harriman & Co. serves as administrator, custodian, fund accounting and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2013, all securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

14

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward amount as of October 31, 2012, which expires as follows:

Capital Loss
Expiration	Carryforward*
October 31, 2016	$477,398
October 31, 2017	2,620,805
October 31, 2018	2,587,911
October 31, 2019	15,322,005
Not subject to expiration	17,211,536
Total Capital loss carryforward	$38,219,655

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

At April 30, 2013, cost of investments on a tax basis, includes adjustments for financial reporting purposes, as of the most recently completed Federal Income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$95,249,329
Aggregate unrealized (depreciation) of investment securities	(12,254,646)
Net unrealized appreciation of investment securities	$82,994,683

Cost of investments for tax and financial reporting purposes is the same.

Note 6. Investment Transactions

For the six months ended April 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, were $297,865,034 and $304,392,585, respectively.

Note 7. Trustees’ Fees

The Fund compensates each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”). The Adviser, as a result of the unitary management fee, pays for such compensation. Each Trustee who is an “interested person” (collectively the “Non-Independent Trustees”) of the Trust do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

15

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2013

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Units of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally for cash only. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

The Fund charges fixed and variable transaction fees for creations and redemptions which are treated as increases in capital and are shown as transaction fees on the Statement of Changes in Net Assets.

Should the Fund permit in-kind creations, the Fund may issue Shares in advance of receipt of a basket of securities (“Deposit Securities”) subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in the Fund’s shares is disclosed in detail on the Statement of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

16

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2013, the Board of Trustees of the PowerShares India Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares India Portfolio (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Fund grows, (v) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and projected staffing, including operations assistance provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Fund. The Trustees also reviewed information on the performance of the Fund and the performance of its underlying index for the one-year, three-year and since-inception (March 5, 2008) periods ended December 31, 2012, including reports for each of the last three calendar years on the correlation and tracking error between the Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between the Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for tracking error. The Trustees noted that for each period, the correlation and tracking error for the Fund was within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that the Fund was correlated to its underlying index and that the tracking error for the Fund was within an acceptable range given the Fund’s circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time and effort the Adviser had devoted to structuring the Trust and overseeing the service providers for the Fund with India investment fund-related experience.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s unitary advisory fee and expense ratio, as compared to information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end actively-managed funds.

17

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and that the Adviser pays all other operating expenses of the Fund and the Fund’s wholly-owned subsidiary, except that the Fund and its subsidiary pay their respective brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients with comparable investment strategies as the Fund. The Trustees noted that the Fund’s advisory fee was higher than the median advisory fees of its ETF peer funds and open-end actively-managed peer funds, equal to the median net expense ratio of its ETF peer funds, but lower than the median net expense ratio of its open-end actively-managed peer funds. The Trustees also noted that the Fund’s net expense ratio was 0.81% (which includes the 0.78% unitary advisory fee plus 0.03% of other expenses for the fiscal year ended October 31, 2012), which was higher than the median expense ratio of its ETF peer funds but lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that the Fund’s advisory fee was reasonable because of the complexity of investing directly in the Indian market, other distinguishing factors of the Fund and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the Fund’s advisory fee was attributable to a significant license fee payable out of the unitary fee charged to the Fund. The Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to the Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to the Fund was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

18

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

This report must be preceded or accompanied by the most recent fund prospectus.

301 West Roosevelt Road

Wheaton, IL 60187

800.983.0903

www.invescopowershares.com

© 2013 Invesco PowerShares Capital Management LLC

P-PIN-SAR-1

ITEM 2. CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name: Andrew Schlossberg
Title: President
Date: July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name: Andrew Schlossberg
Title: President
Date: July 3, 2013

By:	/s/ Steven Hill
Name: Steven Hill
Title: Treasurer
Date: July 3, 2013